Property, plant and equipment - summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 26,307
Property, plant and equipment	28,608	€ 26,307
Translation differences	316	65
Property, plant and equipment	28,608	26,307
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	63,601	66,247
increase (decrease) through adoption of IFRS 16, property plant and equipment			€ 1,069
Property, plant and equipment	68,786	63,601	64,670
Additions	5,403	3,061
Divestitures	(1,348)	(944)
Changes In Scope Of Consolidation	64
Translation differences	675	183
Transfer to Assets held for sale	706	4,885
Other changes	28	(61)
Property, plant and equipment	68,786	63,601
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(37,294)	(37,233)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(40,178)	(37,294)	(37,294)
Divestitures	1,247	890
Changes In Scope Of Consolidation	11
Translation differences	(359)	(118)
Transfer to Assets held for sale	(512)	(3,092)
Other changes	(24)	67
Depreciation	3,613	3,848
Impairment losses and asset write-offs	(636)	(144)
Property, plant and equipment	(40,178)	(37,294)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	819
Property, plant and equipment	869	819
Property, plant and equipment	869	819
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	851	885
increase (decrease) through adoption of IFRS 16, property plant and equipment			26
Property, plant and equipment	899	851	877
Additions	33	7
Divestitures	(40)	(11)
Changes In Scope Of Consolidation	0
Translation differences	8	(10)
Transfer to Assets held for sale	15	21
Other changes	36	1
Property, plant and equipment	899	851
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(32)	(37)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(30)	(32)	(32)
Divestitures	2	5
Changes In Scope Of Consolidation	0
Translation differences	0	0
Transfer to Assets held for sale	(3)	0
Other changes	0	0
Depreciation	3	0
Impairment losses and asset write-offs	0	0
Property, plant and equipment	(30)	(32)
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,974
Property, plant and equipment	5,750	4,974
Property, plant and equipment	5,750	4,974
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,339	8,494
increase (decrease) through adoption of IFRS 16, property plant and equipment			888
Property, plant and equipment	9,427	8,339	9,227
Additions	274	183
Divestitures	(46)	(16)
Changes In Scope Of Consolidation	0
Translation differences	96	(34)
Transfer to Assets held for sale	149	401
Other changes	25	113
Property, plant and equipment	9,427	8,339
Industrial buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,365)	(3,298)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(3,677)	(3,365)	(3,365)
Divestitures	32	0
Changes In Scope Of Consolidation	0
Translation differences	(29)	1
Transfer to Assets held for sale	(107)	(204)
Other changes	(9)	11
Depreciation	411	283
Impairment losses and asset write-offs	(2)	0
Property, plant and equipment	(3,677)	(3,365)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	17,985
Property, plant and equipment	17,092	17,985
Property, plant and equipment	17,092	17,985
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,017	51,053
increase (decrease) through adoption of IFRS 16, property plant and equipment			77
Property, plant and equipment	51,471	50,017	50,094
Additions	1,587	1,976
Divestitures	(1,135)	(872)
Changes In Scope Of Consolidation	63
Translation differences	507	123
Transfer to Assets held for sale	502	3,870
Other changes	857	1,607
Property, plant and equipment	51,471	50,017
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(32,032)	(32,082)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(34,379)	(32,032)	(32,032)
Divestitures	1,098	851
Changes In Scope Of Consolidation	11
Translation differences	(305)	(89)
Transfer to Assets held for sale	(384)	(2,663)
Other changes	(19)	68
Depreciation	2,876	3,303
Impairment losses and asset write-offs	(618)	(140)
Property, plant and equipment	(34,379)	(32,032)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,011
Property, plant and equipment	983	1,011
Property, plant and equipment	983	1,011
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,866	3,003
increase (decrease) through adoption of IFRS 16, property plant and equipment			78
Property, plant and equipment	3,066	2,866	2,944
Additions	222	84
Divestitures	(124)	(40)
Changes In Scope Of Consolidation	0
Translation differences	45	57
Transfer to Assets held for sale	17	294
Other changes	(4)	56
Property, plant and equipment	3,066	2,866
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,855)	(1,800)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(2,083)	(1,855)	(1,855)
Divestitures	115	34
Changes In Scope Of Consolidation	0
Translation differences	(25)	(30)
Transfer to Assets held for sale	(17)	(223)
Other changes	4	(20)
Depreciation	323	262
Impairment losses and asset write-offs	(16)	0
Property, plant and equipment	(2,083)	(1,855)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,518
Property, plant and equipment	3,914	1,518
Property, plant and equipment	3,914	1,518
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,528	2,812
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	3,923	1,528	1,528
Additions	3,287	811
Divestitures	(3)	(5)
Changes In Scope Of Consolidation	1
Translation differences	19	47
Transfer to Assets held for sale	23	299
Other changes	(886)	(1,838)
Property, plant and equipment	3,923	1,528
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(10)	(16)
increase (decrease) through adoption of IFRS 16, property plant and equipment			0
Property, plant and equipment	(9)	(10)	€ (10)
Divestitures	0	0
Changes In Scope Of Consolidation	0
Translation differences	0	0
Transfer to Assets held for sale	(1)	(2)
Other changes	0	8
Depreciation	0	0
Impairment losses and asset write-offs	0	(4)
Property, plant and equipment	€ (9)	€ (10)